Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
Net operating losses	$ 3,023,200
Depreciation and amortization		5,503
Deferred revenues		3,320
Total	$ 3,023,200	$ 8,823